Superannuation commitments (Details) £ in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2018 GBP (£)	Sep. 30, 2018 AUD ($)	Sep. 30, 2017 AUD ($)
Superannuation commitments
Funding surplus | $		$ 324	$ 315
Westpac Group Plan
Superannuation commitments
Percentage of contribution on member's salary	11.80%	11.80%
Westpac New Zealand Superannuation Scheme
Superannuation commitments
Percentage of contribution on member's salary	12.00%	12.00%
Staff Superannuation Scheme
Superannuation commitments
Contribution per year | £	£ 1,050